Right of use assets & lease liabilities	12 Months Ended
Mar. 31, 2026
Right of use assets & lease liabilities
Right of use assets & lease liabilities

3.Right of use assets & lease liabilities

	Year ended March 31, 2026
Leases under IFRS 16 recognized in Consolidated Income Statement	Aircraft	Hangar & Buildings	Total
	€M	€M	€M
Interest on lease liabilities	7.0	—	7.0
Depreciation charge	61.9	—	61.9
Lease charge for the year	68.9	—	68.9

	At March 31, 2026
	Aircraft	Hangar & Buildings	Total
Balance at beginning of year	148.5	—	148.5
Depreciation charge for the year	(61.9)	—	(61.9)
Additions	22.2	39.3	61.5
Balance at end of year	108.8	39.3	148.1

	At March 31, 2026
Lease Liabilities	Aircraft	Hangar & Buildings	Total
Balance at beginning of year	149.1	—	149.1
Financing cash outflows from lease liabilities	(41.5)	—	(41.5)
Interest expense	7.0	—	7.0
Additions	—	39.3	39.3
Exchange movements	(9.0)	—	(9.0)
Balance at end of year	105.6	39.3	144.9

	At March 31, 2026
Lease Liabilities	Aircraft	Hangar & Buildings	Total
Current lease liability	36.6	3.2	39.8
Non-current lease liability	69.0	36.1	105.1
Total lease liabilities at end of year	105.6	39.3	144.9
A maturity analysis of our lease liabilities as at March 31, 2026 has been disclosed within Note 11.

Leases under IFRS 16 recognized in Consolidated Income Statement	Year ended March 31, 2025
€M
Interest on lease liabilities	9.0
Depreciation charge	63.3
Lease charge for the year	72.3

Right of use-assets	At March 31, 2025
Balance at beginning of year	166.5
Depreciation charge for the year	(63.3)
Additions	22.8
Modification of leases*	22.5
Balance at end of year	148.5

Lease Liabilities	At March 31, 2025
Balance at beginning of year	164.6
Financing cash outflows from lease liabilities	(46.9)
Interest expense	9.0
Modification of leases*	22.5
Exchange movements	(0.1)
Balance at end of year	149.1

Lease Liabilities	At March 31, 2025
Current lease liability	37.7
Non-current lease liability	111.4
Total lease liabilities at end of year	149.1
* Relates to the extension of 3 Airbus A320 leases during FY25. A maturity analysis of our lease liabilities as at March 31, 2025 has been disclosed within Note 11.

Leases under IFRS 16 recognized in Consolidated Income Statement	Year ended March 31, 2024
€M
Interest on lease liabilities	8.8
Depreciation charge	65.2
Lease charge for the year	74.0

Right of use-assets	At March 31, 2024
Balance at beginning of year	209.1
Depreciation charge for the year	(65.2)
Additions	22.6
Balance at end of year	166.5

Lease Liabilities	At March 31, 2024
Balance at beginning of year	206.3
Financing cash outflows from lease liabilities	(51.5)
Interest expense	8.8
Exchange movements	1.0
Balance at end of year	164.6

Lease Liabilities	At March 31, 2024
Current lease liability	39.4
Non-current lease liability	125.2
Total lease liabilities at end of year	164.6
A maturity analysis of our lease liabilities as at March 31, 2024 has been disclosed within Note 11.